CAPITAL AND RESERVES (Details 2)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Statement [Line Items]
Options outstanding, Number outstanding	24,318,500	27,693,500
Options outstanding, Options exercisable	24,318,500	22,066,500
Exercise Price Range 1
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.41
Options outstanding, Number outstanding	11,254,000	11,254,000
Options outstanding, Options exercisable	11,254,000	5,627,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 7 months 17 days	4 years 7 months 17 days
Exercise Price Range 2
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.76
Options outstanding, Number outstanding		3,300,000
Options outstanding, Options exercisable	0	3,300,000
Options outstanding, Weighted average remaining contractual life (years)		7 months 9 days
Exercise Price Range 3
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.99
Options outstanding, Number outstanding	6,368,500	6,368,500
Options outstanding, Options exercisable	6,368,500	6,368,500
Options outstanding, Weighted average remaining contractual life (years)	8 months 26 days	1 year 8 months 26 days
Exercise Price Range 4
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 2.01
Options outstanding, Number outstanding	6,696,000	6,696,000
Options outstanding, Options exercisable	6,696,000	6,696,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 6 months 18 days	2 years 6 months 18 days
Exercise Price Range 5
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 2.34
Options outstanding, Number outstanding		75,000
Options outstanding, Options exercisable	0	75,000
Options outstanding, Weighted average remaining contractual life (years)		6 months 29 days